Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.50%	26.50%
Income before income tax expense	$ 796	$ 850
Income tax expense at statutory rate of 26.5% (2018 - 26.5%)	211	225
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(105)	(68)
Non-recurring tax recovery relating to deferred tax asset sharing	(60)	(68)
Overheads capitalized for accounting but deducted for tax purposes	(21)	(20)
Interest capitalized for accounting but deducted for tax purposes	(13)	(14)
Pension and post-retirement benefit contributions in excess of pension expense	(11)	(11)
Environmental expenditures	(7)	(6)
Other	(3)	(9)
Net temporary differences	(220)	(196)
Net temporary differences	3	1
Write-off of unregulated deferred income tax asset (Note 12)	0	885
Total income tax expense (recovery)	$ (6)	$ 915
Effective income tax rate	(0.80%)	107.60%